ORGANIZATION	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Accounting Policies [Abstract]
ORGANIZATION

NOTE 1 – ORGANIZATION

Installed Building Products, Inc. (“IBP”), a Delaware corporation formed on October 28, 2011, and its subsidiaries (collectively referred to as the “Company” and “we”, “us” and “our”), primarily install insulation, garage doors, rain gutters, shower doors, closet shelving and mirrors, and other products for residential and commercial builders located in the continental United States. The non-controlling interest relating to majority owned subsidiaries is not significant for presentation. IBP operates in over 100 locations within the continental United States and its corporate office is located in Columbus, Ohio.

We have one operating segment and a single reportable segment. Substantially all of our sales come from service based installation of various products in the existing and new residential and commercial construction end markets. Each of our branches has the capacity to serve all of our end markets. For the three months ended March 31, 2014, 88.1% of our net revenue was attributable to new and existing residential construction, with the remaining 11.9% attributable to commercial construction. For the three months ended March 31, 2013, 87.9% of our net revenue was attributable to new and existing residential construction, with the remaining 12.1% attributable to commercial construction.

2014 Initial Public Offering (“IPO”)

On February 10, 2014, in anticipation of the IPO, we executed a 19.5-for-one stock split of our common stock which was originally a total of 1,129,944 shares of common stock issued and outstanding. The effect of the stock split on outstanding shares and earnings per share has been retroactively applied to all periods presented. Following the split we had 22,033,901 stock-split adjusted shares of common stock issued and outstanding.

On February 19, 2014, we completed an IPO of our common stock, which resulted in the sale of 8,567,500 shares, bringing the total number of shares issued and outstanding as of March 31, 2014 to 30,601,401. We received total proceeds from the IPO of $87,645 after excluding underwriter discounts and commissions of $6,597, based upon the price of $11.00 per share. We used $75,735 of the proceeds from our IPO to redeem our Redeemable Preferred Stock and $11,910 to pay down our revolving credit facility. The common stock is listed on The New York Stock Exchange under the symbol “IBP.” See Note 6, Stockholders’ Equity (Deficit) and Redeemable Instruments, for further information.

NOTE 1 – ORGANIZATION AND RECAPITALIZATION

Installed Building Products, Inc. (“IBP”), a Delaware corporation formed on October 28, 2011, and its wholly owned subsidiaries (collectively referred to as the “Company” and “we”, “us” and “our”), primarily install insulation, garage doors, rain gutters, shower doors, closet shelving and mirrors, and other products for residential and commercial builders located in the continental United States. IBP operates in over 100 locations within the continental United States and its corporate office is located in Columbus, Ohio.

We have one operating segment and a single reportable segment. Substantially all of our sales come from service based installation of various products in the existing and new residential and commercial construction end markets. Each of our branches has the capacity to serve all of our end markets. For the year ended December 31, 2011, 83.6% of our net revenue was attributable to new and existing residential construction, with the remaining 16.4% attributable to commercial construction. For the year ended December 31, 2012, 86.2% of our net revenue was attributable to new and existing residential construction, with the remaining 13.8% attributable to commercial construction. For the year ended December 31, 2013, 89.0% of our net revenue was attributable to new and existing residential construction, whereas 11.0% was attributable to commercial construction.

The following is a summary of the annual percentage of installation net revenue by product category:

	Year ended December 31,
	2011	2012	2013
Insulation	72%	74%	74%
Garage doors	10%	8%	8%
Shower doors, shelving and mirrors	6%	6%	6%
Rain gutters	5%	6%	6%
Other building products	7%	6%	6%

	100%	100%	100%

2011 Recapitalization

Overview of Recapitalization – On November 4, 2011, through a series of transactions, we merged our historical operations of IBP Holdings, LLC (“IBP I”) and IBP Holdings II, LLC (“IBP II”), and their respective operating subsidiaries, into the newly formed holding company, IBP, as part of a merger of entities under common control (the “Merger”). The Merger was accounted for in a manner similar to that of a pooling of interests. The consolidated financials are presented as if the Merger had taken place effective January 1, 2011. Additionally, on November 4, 2011, we entered into a series of transactions with IBP I and IBP II stockholders and debt holders that extinguished the majority of our then-outstanding debt and equity instruments and in exchange IBP issued new debt and equity instruments (collectively with the Merger, referred to as the “Recapitalization”).

Prior to the Recapitalization:

In 2010, related parties IBP Funding Company, LLC and Primstone Funding Company, LLC purchased $27,778 of outstanding senior secured indebtedness, from certain lenders in IBP I’s credit facility, which was converted into a second lien position (the “IBP I Second Lien Debt”). Also in 2010, a related party, Edwards IBP Holdings, LLC purchased $8,212 of subordinated debt and equity in IBP I held by a third party, which was converted into preferred equity in IBP I (“Preferred Units”).

Through a series of purchases in July 2011, Cetus Capital II, LLC (“Cetus”) purchased the remaining $77,642 of IBP I’s outstanding first lien senior secured indebtedness (the “IBP I First Lien Debt”). Certain of our owners made a capital contribution to IBP II, which was used by IBP II to repay $12,010 of outstanding indebtedness under its credit facility (the “IBP II Credit Facility”).

As part of the Recapitalization:

On October 28, 2011, CCIB Holdco, Inc., now known as “IBP”, was formed. IBP then formed four subsidiaries: IBHL A Holding Company, Inc. (“IBHL A”), IBHL B Holding Company, Inc. (“IBHL B”), IBHL II-A Holding Company, Inc. (“IBHL II-A”) and IBHL II-B Holding Company, Inc. (“IBHL II-B”).

On November 3, 2011, the IBP I Second Lien Debt of $27,778 was cancelled by IBP Funding Company, LLC and Primstone Funding Company, LLC and $4,308 of interest owed was forgiven, $3,321 of which related to expense for the year ended December 31, 2011, resulting in a gain from extinguishment of $32,086 that was recorded to additional paid-in capital, as this was an extinguishment with related parties. Additionally, on November 3, 2011, notes payable of $3,781 were cancelled and $946 of interest owed was forgiven, resulting in a gain from extinguishment of $4,727 that was recorded to additional paid-in capital, as this was an extinguishment with a related party.

On November 4, 2011, Cetus contributed the IBP I First Lien Debt to IBP in exchange for 1,000 shares of IBP Series A preferred stock (“IBP Series A Preferred Stock”) and 5,850,000 shares of redeemable common stock of IBP (“Redeemable Common Stock”). The newly issued shares of Common Stock and IBP Series A Preferred Stock were recorded at their respective fair values of $14,900 and $43,275. The difference between the balance of the First Lien debt of $77,642 (including accrued interest of $2,380) as of November 3, 2011 and the fair value of Common Stock and IBP Series A Preferred Stock of $59,100, which includes $925 attributable to the fair value of the embedded put option which was required to be bifurcated and accounted for separately, was recorded as a gain on extinguishment of debt of $18,542 in the 2011 Consolidated Statement of Operations, which was equal to approximately $0.95 in earnings per common share on both a basic and diluted income per share basis.

Additionally, as a part of our Recapitalization, we entered into a stockholders agreement, or the Stockholders Agreement, relating to our common and preferred stock. The Stockholders Agreement provides for certain restrictions on the ability of our stockholders to transfer shares of our equity securities. Certain holders of our equity securities were granted put rights, drag-along rights and pre-emptive rights.

IBP contributed the first lien debt to IBHL A and IBHL B in exchange for stock in those companies. IBHL A and IBHL B then contributed the First Lien Debt to IBP I in exchange for membership interests in IBP I. The existing owners of IBP I and IBP II transferred their membership interests in IBP I and IBP II to IBP Investment Holdings, LLC (“IBPIH”), an IBP shareholder, in exchange, through a series of mergers, for IBP stock. $25,978 was recorded to additional paid-in capital in the 2011 Consolidated Balance Sheet based on the carrying value of the IBP I and IBP II contributed equity in excess of the fair value of the IBP Common Stock received.

In accordance with authoritative standards, the Company recorded a gain attributable to the common stockholders on the extinguishment of the pre-Recapitalization Preferred units. The gain of $85,040 represents the excess of the carrying amount of the Series A1, Series A2, and Series B Preferred units immediately prior to the recapitalization over the fair value of the Common Stock issued to those holders in connection with the recapitalization and is recorded as a component of stockholders’ equity.

Recapitalization Impact on Stock Based Awards – Additionally, IBP Management Holdings, LLC (“IBPMH”) and IBPIH (holding company investors in IBP) were formed and previous holders of stock appreciation rights units in IBP I agreed to terminate their stock appreciation rights units in exchange for membership interest units in IBPMH and IBPIH for no additional consideration.

On various dates subsequent to the issuing of membership units in IBPMH and IBPIH, agreements (the “Employee Puts”) were entered into between Jeff Edwards (our Chairman, President, Chief Executive Officer and controlling shareholder of IBP through indirect holding companies), as an individual, and certain IBP employees with respect to the employees’ membership units in IBPMH and IBPIH, which allowed the holders to sell the units, at a fixed price, to Jeff Edwards. As of January 2014, all remaining Employee Puts between Jeffrey Edwards and employees remained unexercised and expired.

For details on the accounting policy for these awards, see Note 2, Significant Accounting Policies.

2014 Initial Public Offering (“IPO”)

On February 19, 2014, we completed an IPO of our common stock, which resulted in the sale of 8,567,500 shares. We received total proceeds from the IPO of $94,242 based upon the price of $11.00 per share. We used $6,597 of the proceeds from our IPO to pay underwriting fees, $75,735 to redeem our Redeemable Preferred Stock and $11,910 to pay down our revolving credit facility. The common stock is listed on The New York Stock Exchange under the symbol “IBP.”

On February 10, 2014, in anticipation of the IPO, we executed a 19.5-for-one stock split of our common stock which was originally a total of 1,129,944 shares of common stock issued and outstanding. The effect of the stock split on outstanding shares and earnings per share has been retroactively applied to all periods presented. Following the split we had 22,033,901 stock-split adjusted shares of common stock issued and outstanding. See Note 7, Stockholders’ Deficit and Redeemable Instruments.